CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 32,372	$ (1,877)	$ (136,867)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	11,858	9,023	8,567
Loss from sale of property and equipment	576	0	0
Share-based compensation	129,209	100,186	104,920
Charitable share contribution to Foundation	17,908	0	0
Amortization of discount and accretion of interest on marketable securities	(227)	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	(7,893)	(4,685)	(4,717)
Prepaid expenses and other assets	16,280	11,840	6,490
Accounts payable	10,406	17,397	(16,072)
Accrued expenses and other liabilities	27,459	14,588	326
Deferred revenue	73,117	68,932	64,491
Net cash provided by operating activities	311,065	215,404	27,138
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(13,211)	(7,901)	(16,003)
Purchase of marketable securities	(49,570)	0	0
Investments in affiliated company	(6,000)	0	0
Capitalized software development costs	(2,024)	(2,558)	(2,998)
Net cash used in investing activities	(70,805)	(10,459)	(19,001)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	43,341	21,243	12,181
Receipt (repayment) of tax advance relating to exercises of share options and RSUs, net	11,873	4,046	(21,152)
Capital lease payments	0	0	(84)
Net cash provided by (used in) financing activities	55,214	25,289	(9,055)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS	295,474	230,234	(918)
CASH, CASH EQUIVALENTS – Beginning of year	1,116,128	885,894	886,812
CASH, CASH EQUIVALENTS – End of year	1,411,602	1,116,128	885,894
SUPPLEMENTAL DISCLOSURE:
Cash paid for taxes	6,210	7,560	5,909
Cash paid for interest	0	25	62
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	368	105	205
Capitalized share-based compensation costs	1,144	1,997	1,934
Right-of-use asset recognized with corresponding lease liability	$ 68,743	$ 93	$ 97,289